Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash	$ 83,704	$ 22,437
Liabilities
Convertible note payable, net of discounts	169,990	153,024
Notes payable, related parties
Derivative liabilities	2,255,781	221,822	$ 150,076
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash	83,704	22,437
Total assets	83,704	22,437
Liabilities
Convertible note payable, net of discounts
Derivative liabilities
Total liabilities
Net assets and liabilities	83,704	22,437
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	169,990	153,024
Notes payable, related parties		30,000
Derivative liabilities
Total liabilities	169,990	183,024
Net assets and liabilities	(169,990)	(183,024)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Derivative liabilities	2,255,781	221,822
Total liabilities	2,255,781	221,822
Net assets and liabilities	$ (2,255,781)	$ (221,822)